NATURE OF OPERATIONS AND GOING CONCERN	12 Months Ended
Dec. 31, 2018
Disclosure of Nature of operations and going concern [Abstract]
NATURE OF OPERATIONS AND GOING CONCERN

1.	NATURE OF OPERATIONS AND GOING CONCERN

Tower One Wireless Corp. (“Tower One” or the “Company") is a pure-play, build-to-suit (“BTS”) tower owner, operator and developer of multitenant communications structures. The Company’s primary business is the leasing of space on communications sites to mobile network operators (“MNOs”). The Company offers tower-related services in the largest Spanish speaking countries in Latin America: Argentina, Colombia and Mexico, and technical support services in the United States of America. Tower-related services include site acquisition, zoning and permitting, structural analysis, and construction which primarily supports the Company’s site leasing business, including the addition of new tenants and equipment on its sites.

Tower One was incorporated under the laws of the Province of British Columbia, Canada on September 12, 2005. The Company is listed on the Canadian Securities Exchange (“CSE”) under the symbol TO.CN. The Company’s registered office is located at Suite 605, 815 Hornby Street, Vancouver, BC, Canada V6Z 2E6.

On January 17, 2017, Tower One completed a Share Exchange Agreement (the “Agreement”) with Tower Three SAS (“Tower Three”) and the shareholders of Tower Three. According to the Agreement, Tower One acquired Tower Three by issuing shares which resulted in the shareholders of Tower Three obtaining control of the Company (the “Acquisition”). Accordingly, this transaction was recorded as a reverse acquisition for accounting purposes, with Tower Three being identified as the accounting acquirer.

These consolidated financial statements have been prepared on the basis of accounting principles applicable to a going concern, and accordingly, do not purport to give effect to adjustments which may be required should the Company be unable to achieve the objectives above as a going concern. The net realizable value of the Company’s assets may be materially less than the amounts recorded in these consolidated financial statements should the Company be unable to realize its ass ets and discharge its liabilities in the normal course of business. At December 31, 2018, the Company had a working capital deficiency of $10,107,344 and an accumulated deficit of $18,789,710 which has been funded primarily by loans from related parties. Ongoing operations of the Company are dependent upon the Company’s ability to generate sufficient revenues in the future, receive continued financial support and complete equity financings. These factors raise significant doubt about the Company’s abili ty to continue as a going concern.

On May 7, 2019, the Company received a cease trade order, pursuant to which the Company's stock was halted from trading. This cease trade order was issued in connection with the Company's failure to file these audited consolidated financial statements by the due date of April 30, 2018.